EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.08 - Schedule 3

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xxx	xxx	2155474	xxx	Texas	xxx	Cash Out	Not Covered/Exempt	3	2	Credit	Credit	M3SCF3QSTTY-U0OKEMMW	Resolved	3	R	* Required Documentation Missing or Incomplete (Lvl R)	As per guidelines, the two most recent months of bank statements are required. However, for xxx, only the statement dated xxx is available in the loan package. Provide a copy of a xxx or latest available bank statement to meet guideline requirements.

04/01/2026 Countered: Require minimum two months of bank statement as per the guideline.

																		04/02/2026: Resolved. Using B of xxx for reserves.	04/02/2026: Resolved. Using xxx xxx for reserves.	04/02/2026: Resolved. Using xxx xxx for reserves.			QC Complete	04/02/2026	04/02/2026	04/02/2026	03/30/2026
xxx	xxx	2155474	xxx	Texas	xxx	Cash Out	Not Covered/Exempt	3	2	Credit	Guidelines	M3SCF3QSTTY-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Borrower has an unsettled collection account. Guidelines require any collection xxx to be paid in full prior to closing. A copy of an exception approval letter is available in the loan file.	FICO: xxx FICO exceeds the guideline requirement of 660.

DSCR: 1.46 DSCR exceeds the guideline requirement of 075.

Reserves: The 25 months of available reserves are more than the guideline requirement of 6 months.

The only derogatory item across all three credit bureaus is this disputed charge-off, which is reporting only by Experian.

																							QC Complete	04/02/2026			03/30/2026
xxx	xxx	2155474	xxx	Texas	xxx	Cash Out	Not Covered/Exempt	3	2	Credit	Credit	M3SCF3QSTTY-EDXGB1F3	Resolved	3	R	* Required Documentation Missing (Lvl R)	DSCR and Reserves calculation does not reflects Property address. Provide a copy of DSCR and reserves calculation that reflects the property address.

																		04/01/2026: Resolved. Received corrected DSCR & reserves calculation with address	04/01/2026: Resolved. Received corrected DSCR & reserves calculation with address	04/01/2026: Resolved. Received corrected DSCR & reserves calculation with address			QC Complete	04/02/2026	04/02/2026	04/02/2026	03/30/2026
xxx	xxx	2151574	xxx	Texas	xxx	Cash Out	Not Covered/Exempt	2	2	Credit	Guidelines	EZYW2OU41QI-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	xxx (Guarantor #3) has a medical collection reported on his credit file. He has paid and settled the debt directly with the hospital, bypassing the medical collection agency that is reporting the account.The credit bureau is currently in the process of updating the record to reflect the settlement.

A copy of an exception approval letter is available in the loan file.	There are 3 Primary Guarantor on this loan- the first two qualifying middle score’s are xxx (xxx) & xxx (xxx). xxx has a xxx.

The collection is stemming from disputed medical bills, and no other derogatory marks appear on the credit report.

																					Loan is a cash-out refinance of approximately xxx (owned free and clear).		QC Complete	03/30/2026			03/30/2026
xxx	xxx	2163821		xxx	Kentucky	xxx	Cash Out	Not Covered/Exempt	3	1	Credit	Credit	JWWZ2ZB5FHB-U0OKEMMW	Resolved	3	R	* Required Documentation Missing or Incomplete (Lvl R)	Provide final application for borrower1 date of birth, however credit report & DL reflecting as xxx, final 1003 reflecting as xxx 05/06/2026: Resolved. Received updated 1003	05/06/2026: Resolved. Received updated 1003	05/06/2026: Resolved. Received updated 1003			QC Complete	05/04/2026	05/06/2026	05/06/2026	05/04/2026
xxx	xxx	2167211		xxx	Florida	xxx	Cash Out	Not Covered/Exempt	3	1	Credit	Doc Issue	L1YZAZBWJEE-DFWG7HN5	Resolved	3	R	* Missing proof of hazard insurance (Lvl R)	Missing hazard insurance (final EOI). 05/06/2026: Resolved. Received HOI	05/06/2026: Resolved. Received HOI	05/06/2026: Resolved. Received HOI			QC Complete	05/01/2026	05/06/2026	05/06/2026	04/30/2026
xxx	xxx	2167212		xxx	Kentucky	xxx	Cash Out	Not Covered/Exempt	3	1	Credit	Credit	AT023ETSJDE-U0OKEMMW	Resolved	3	R	* Required Documentation Missing or Incomplete (Lvl R)	Provide a signed application reflecting the updated declaration for Co-Borrower xxx, changing the xxx status from “No” to “Yes.” 05/06/2026: Resolved. Received updated 1003.	05/06/2026: Resolved. Received updated 1003.	05/06/2026: Resolved. Received updated 1003.			QC Complete	05/01/2026	05/06/2026	05/06/2026	05/01/2026
xxx	xxx	2173134	xxx	Kentucky	xxx	Refinance	Not Covered/Exempt	3	1	Valuation	Doc Issue	VFKMK2EFJI2-WMO0OGAE	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Page 1 of the appraisal reflects 0.0 bathroom(s); however, the interior photos indicate the presence of 1 bathroom. Please provide a revised appraisal correcting the bathroom count.

06/02/2026: Resolved.
																		.. Appraiser stated in the Improvements section that the first floor does not have a kitchen or bath. The lower level has the kitchen and bath.	06/02/2026: Incorrect condition. Appraiser stated in the Improvements section that the first floor does not have a kitchen or bath. The lower level has the kitchen and bath.	06/02/2026: Incorrect condition. Appraiser stated in the Improvements section that the first floor does not have a kitchen or bath. The lower level has the kitchen and bath.			QC Complete	05/28/2026	06/03/2026	06/03/2026	05/28/2026